FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings from banks and others	$ 27,124,710	$ 19,654,517
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Overnight funds	8,910	2,361
Interbank funds purchased	972,439	202,219
Commitments to transfer open and closed repo operations	3,644,717	2,237,837
Commitments to transfer simultaneous operations	4,422,249	3,397,284
Commitments originated in short positions simultaneous operations	717,210	158,203
Total interbank funds	9,765,525	5,997,904
Borrowings	1,973,866	1,858,618
Lease contracts	1,488,300	1,597,463
Other financial obligations	7,721	7,899
Total borrowings from banks and others	3,469,887	3,463,980
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Overnight funds	1,733
Interbank funds purchased	239,390	783,873
Commitments to transfer open and closed repo operations	596,134	397,867
Commitments to transfer simultaneous operations	69,633
Total interbank funds	906,890	1,181,740
Borrowings	18,382,147	12,423,796
Lease contracts	1,393,857	1,428,270
Andean Development Corporation	627,600	268,889
Letters of credit	1,311,128	554,642
Bankers Acceptances	1,909,580	1,378,310
Discoveries in bank current account	30,292	136,000
Other financial obligations	219	630
Total borrowings from banks and others	23,654,823	16,190,537
Total interbank borrowings, overnight funds and borrowings from banks and others	$ 37,797,125	$ 26,834,161